ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 45.1%
	ASSET MANAGEMENT - 0.2%
7,744	Star Holdings(a)	$ 113,604

	HEALTH CARE REIT - 1.6%
11,059	Welltower, Inc.(h)	894,562

	HOME CONSTRUCTION - 1.7%
3,000	DR Horton, Inc.	365,070
4,867	Lennar Corporation, Class A	609,884
		974,954
	MORTGAGE FINANCE - 5.8%
104,821	AG Mortgage Investment Trust, Inc.(h)	641,505
37,500	Annaly Capital Management, Inc.(h)	750,375
153,492	Dynex Capital, Inc.(h)	1,932,464
		3,324,344
	MORTGAGE REITS - 24.3%
124,646	AGNC Investment Corporation(h)	1,262,664
239,271	Ellington Financial, Inc.(h)	3,301,940
187,725	MFA Financial, Inc.(h)	2,110,029
185,963	New York Mortgage Trust, Inc.(h)	1,844,753
146,593	Redwood Trust, Inc.(h)	933,797
491,699	Rithm Capital Corporation(h)	4,597,386
		14,050,569
	MULTI ASSET CLASS REIT - 0.5%
11,972	Safehold, Inc. (h)	284,096

	RESIDENTIAL REIT - 0.9%
8,111	Equity LifeStyle Properties, Inc.(h)	542,545

	SPECIALTY FINANCE - 10.1%
42,367	Enact Holdings, Inc.	1,064,683

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 45.1% (Continued)
	SPECIALTY FINANCE - 10.1% (Continued)
113,900	MGIC Investment Corporation	$ 1,798,481
41,290	Mr Cooper Group, Inc.(a)	2,090,926
28,195	Ocwen Financial Corporation(a)	845,004
		5,799,094

	TOTAL COMMON STOCKS (Cost $27,955,079)	25,983,768

	EXCHANGE-TRADED FUND — 3.6%
	FIXED INCOME - 3.6%
21,955	iShares MBS ETF (Cost $2,062,482)	2,047,633

	PREFERRED STOCKS — 12.7%
	MORTGAGE REITS — 12.7%
59,964	AGNC Investment Corporation - Series F (d) (h)	1,258,644
10,000	Arbor Realty Trust, Inc. - Series E (h)	180,200
20,000	Arbor Realty Trust, Inc. - Series D (h)	366,000
63,126	Arbor Realty Trust, Inc. - Series F (d) (h)	1,322,489
28,308	Chimera Investment Corporation - Series B (d) (h)	591,637
7,881	Chimera Investment Corporation - Series C (d) (h)	154,074
2,252	Chimera Investment Corporation - Series D (d) (h)	45,693
36,754	Granite Point Mortgage Trust, Inc. - Series A (d) (h)	646,503
40,000	KKR Real Estate Finance Trust, Inc. - Series A (h)	720,000
11,272	MFA Financial, Inc. - Series C (d) (h)	222,397
22,500	New York Mortgage Trust, Inc. - Series F (d) (h)	414,225
37,930	Rithm Capital Corporation - Series D (d) (h)	793,116
9,000	Two Harbors Investment Corporation - Series A (d) (h)	186,930
20,472	Two Harbors Investment Corporation - Series C (d) (h)	392,039
	TOTAL PREFERRED STOCKS (Cost $8,966,722)	7,293,947

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 4.9%
	CLO — 0.2%
100,000	TRTX 2019-FL3 Issuer Ltd. Series FL3 B(b), (c)	TSFR1M + 1.864%	6.9660	10/15/34	$ 99,821

	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.1%
55,426	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 1A1(d)		4.3950	03/25/37	49,139
18,441	Alternative Loan Trust 2003-J2 Series 2003-J2 B2		6.0000	10/25/33	—(i)
538,974	Alternative Loan Trust 2005-11CB Series 2005-11CB 3A2(c)	US0001M + 0.500%	5.5000	06/25/35	387,297
238,115	Alternative Loan Trust 2005-J6 Series 2005-J6 1A5(c)	US0001M + 0.500%	5.5000	07/25/35	188,690
477,956	Impac CMB Trust Series 2005-2 Series 2005-2 1M2(c)	US0001M + 0.735%	5.8850	04/25/35	436,777
229,448	Washington Mutual Mortgage Pass-Through Series 2007-HY1 A2A(c)	US0001M + 0.160%	5.4700	02/25/37	174,299
					1,236,202
	HOME EQUITY — 0.3%
212,147	Terwin Mortgage Trust 2004-7HE Series 7HE A3(b), (c)	US0001M + 1.400%	6.5500	07/25/34	192,560

	NON AGENCY CMBS — 1.7%
100,000	COMM 2013-CCRE6 Mortgage Trust Series 2013-CR6 F(b), (d)		3.9880	03/10/46	53,620
10,000	COMM 2015-DC1 Mortgage Trust Series 2015-DC1 C(d)		4.4380	02/10/48	8,605
81,000	COMM 2015-LC19 Mortgage Trust Series 2015-LC19 D(b)		2.8670	02/10/48	66,126
33,371	CSAIL 2016-C5 Commercial Mortgage Trust Series 2016-C5 C(d)		4.7990	11/15/48	29,974
100,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 B(d)		3.9240	01/15/49	86,187
3,034,672	GS Mortgage Securities Trust 2014-GC26 Series GC26 XA(d), (e)		1.0620	11/10/47	27,941
45,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C30 B(d)		4.3680	07/15/48	41,077
10,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 C(d)		4.2740	10/15/48	8,717
15,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 C(d)		5.1020	10/15/46	14,288
17,233	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 C(d)		4.4690	05/15/48	14,667
1,913,536	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 XA(d), (e)		2.0230	10/10/48	72,713
25,000	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 B(d)		4.1390	02/15/48	22,618
75,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1 Series 2015-NXS1 D(d)		4.2860	05/15/48	61,901
100,000	Wells Fargo Commercial Mortgage Trust 2016-NXS6 Series 2016-NXS6 B		3.8110	11/15/49	87,228
270,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 B(d)		4.5840	08/15/46	226,576
160,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 C(d)		4.5840	08/15/46	120,587
15,000	WFRBS Commercial Mortgage Trust 2014-C24 Series 2014-C24 B(d)		4.2040	11/15/47	13,471
					956,296

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 4.9% (Continued)
	RESIDENTIAL MORTGAGE — 0.6%
146,779	Credit-Based Asset Servicing and Securitization, Series 2003-CB2 M2(f)		6.0450	08/25/32	$ 74,272
487,277	Ellington Loan Acquisition Trust 2007-2 Series 2007-2 M2B(b),(c)	US0001M + 1.700%	6.8500	05/25/37	270,994
					345,266
	TOTAL ASSET BACKED SECURITIES (Cost $3,213,825)				2,830,145

	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
	CMBS — 1.5%
1,229,655	Fannie Mae-Aces Series 2014-M8 X2(d),(e) (j)		0.3950	06/25/24	3,126
1,000,000	Freddie Mac Multifamily Structured Pass Through Series K126 X3(d), (e)		2.6290	01/25/49	147,555
314,223	Government National Mortgage Association Series 2015-108 IO(d), (e)		0.3370	10/16/56	6,711
163,052	Government National Mortgage Association Series 2017-106 IO(d), (e)		0.6900	12/16/56	5,504
907,389	Government National Mortgage Association Series 2018-17 MI(d),(e)		0.4300	11/01/57	27,145
1,952,889	Government National Mortgage Association(d),(e)		0.7270	03/16/58	62,919
4,759,599	Government National Mortgage Association Series 2017-171 IO(d),(e)		0.6530	09/16/59	177,804
2,935,539	Government National Mortgage Association Series 161 IB(d),(e)		0.5230	08/16/60	118,935
1,736,891	Government National Mortgage Association Series 2019-81 IO(d),(e)		0.9460	02/16/61	97,381
3,711,218	Government National Mortgage Association Series 34 IO(d),(e)		0.7230	03/16/61	184,127
287,340	Government National Mortgage Association Series 2019-105 IO(d),(e)		0.7220	08/16/61	17,102
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,199,722)				848,309

	CONVERTIBLE BONDS — 13.0%
	ASSET MANAGEMENT — 3.5%
2,284,000	RWT Holdings, Inc.		5.7500	10/01/25	1,998,439

	MORTGAGE REITS — 2.5%
315,000	MFA Financial, Inc. (h)		6.2500	06/15/24	313,819
1,190,000	Redwood Trust, Inc. (h)		5.6250	07/15/24	1,140,962
					1,454,781
	SPECIALTY FINANCE — 7.0%
200,000	Granite Point Mortgage Trust, Inc.		6.3750	10/01/23	196,014

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 13.0% (Continued)
	SPECIALTY FINANCE — 7.0% (Continued)
1,965,000	PennyMac Corporation	5.5000	11/01/24	$ 1,854,469
2,205,000	Two Harbors Investment Corporation	6.2500	01/15/26	1,973,474
				4,023,957
	TOTAL CONVERTIBLE BONDS (Cost $7,560,115)			7,477,177

	CORPORATE BONDS — 7.5%
	SPECIALTY FINANCE — 7.5%
250,000	Nationstar Mortgage Holdings, Inc.(b)	5.5000	08/15/28	218,070
1,989,000	New Residential Investment Corporation(b)	6.2500	10/15/25	1,867,015
2,164,000	PHH Mortgage Corporation(b)	7.8750	03/15/26	1,934,831
280,000	United Wholesale Mortgage, LLC(b)	5.5000	11/15/25	266,776
				4,286,692
	TOTAL CORPORATE BONDS (Cost $4,559,471)			4,286,692

	U.S. GOVERNMENT & AGENCIES — 1.9%
	AGENCY FIXED RATE — 1.2%
834,654	Fannie Mae Pool BQ4516	2.0000	02/01/51	687,262

	AGENCY MBS OTHER — 0.7%
399,443	Ginnie Mae II Pool MA8867	5.5000	05/20/53	394,279

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,095,254)			1,081,541

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
SHORT-TERM INVESTMENT — 7.8%
MONEY MARKET FUND - 7.8%
4,493,189	First American Treasury Obligations Fund, Class X, 5.03% (Cost $4,493,189)(g)	$ 4,493,189

	TOTAL INVESTMENTS - 98.0% (Cost $61,105,859)	$ 56,342,401
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%	1,169,950
	NET ASSETS - 100.0%	$ 57,512,351

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LTD	- Limited Company
REIT	- Real Estate Investment Trust
H15T5Y	- US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	- United States SOFR Secured Overnight Financing Rate
TSFR1M	- TSFR1M
US0001M	- ICE LIBOR USD 1 Month
US0003M	- ICE LIBOR USD 3 Month
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023 the total market value of 144A securities is $4,969,813 or 8.6% of net assets.
(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Variable rate security; the rate shown represents the rate on June 30, 2023.
(e)	Interest only securities.
(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2023.
(g)	Rate disclosed is the seven day effective yield as of June 30, 2023.
(h)	REIT – Real Estate Investment Trust.
(i)	Less than $1.
(j)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of June 30, 2023.